PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,956,041	¥ 1,468,100	¥ 1,663,932
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,866,176	1,409,442	1,573,970
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,873	1,391	1,721
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	50,350	30,949	38,280
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 37,642	¥ 26,318	¥ 49,961